Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	51,460,755
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 154,382,265.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,635.93
Offering Note	Consists of up to (i) 10,000,000 shares of common stock, par value $0.0001 per share, of the Registrant (“Common Stock”) issued in a private placement to accredited investors on September 5, 2025 (the “Private Placement”); (ii) 586,666 shares of Common Stock issuable upon exercise of the warrants issued to each of the U.S. registered broker-dealers acting as placement agents in connection with the Private Placement; (iii) 38,538,922 shares of Common Stock issued to the selling stockholders that were formerly Legacy Deep Fission stockholders in connection with the closing of the reverse subsidiary merger transaction among Registrant, Legacy Deep Fission, and Deep Fission Acquisition Co. (the “Merger”); (vi) 2,166,667 shares of Common Stock held by the stockholders of Surfside Acquisition Inc., our predecessor, prior to the Merger, (vii) 85,000 shares of Common Stock privately issued to an advisor in exchange for services rendered in connection with the Merger and (viii) 83,500 shares of Common Stock privately issued to a consultant in exchange for services to be rendered following the closing of the Merger.

Includes an indeterminable number of additional securities that, pursuant to Rule 416 under the Securities Act of 1933, as amended, may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the securities to be offered by the selling stockholders.

The proposed maximum offering price per share has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, based upon the original sale price of the shares of Common Stock registered for resale hereunder. The price per share and maximum aggregate offering price in the table above are based on a price of $3.00 per share, which is the price at which the Registrant sold shares of its common stock in the Private Placement.